SHAREHOLDERS' EQUITY (Narrative) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2010	Oct. 31, 2008
PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 5.73
Vesting period for plan	4 years
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 2.32	$ 2.22
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized			12,209,361
Shares available for grant	223,000		13,209,361	1,000,000